INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of current and deferred components of income taxes

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	46,573	84,931	105,663
Deferred tax benefits	(18,962)	(32,895)	(27,776)
Income tax expense	27,611	52,036	77,887

Schedule of deferred tax assets

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Accrued expenses	28,585	50,644
Net operating loss carry forwards	46,447	53,989
Total deferred tax assets	75,032	104,633
Less: valuation allowance	—	(1,984)
Deferred tax assets, net	75,032	102,649

Schedule of reconciliation between the income tax expense computed by applying the statutory rate and the actual income tax expense

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income before income tax	191,900	386,613	652,370
Tax expense at PRC enterprise income tax rate of 25%	47,975	96,653	163,093
Income tax on tax holidays	(30,740)	(58,327)	(72,396)
Tax effect of permanence differences	(8,190)	(22,733)	(31,088)
Effect of income tax rate differences in jurisdictions other than the PRC	14,364	36,443	16,270
Change in tax rate	4,202	—	—
Changes in valuation allowances	—	—	2,008
Income tax expense	27,611	52,036	77,887